Information by business segment and by geographic area (Tables)	12 Months Ended
Dec. 31, 2017
Information by business segment and by geographic area
Schedule of adjusted EBITDA and assets by segment

	Year ended December 31, 2017
	Net operating revenue	Cost of goods sold and services rendered	Sales, administrative and other operating expenses	Research and evaluation	Pre operating and operational stoppage	Dividends received and interest from associates and joint ventures	Adjusted EBITDA
Ferrous minerals
Iron ore	18,524	(7,950)	(284)	(88)	(181)	30	10,051
Iron ore Pellets	5,653	(2,876)	(65)	(19)	(7)	81	2,767
Ferroalloys and manganese	469	(278)	(12)	—	(4)	—	175
Other ferrous products and services	483	(306)	5	(2)	—	19	199

	25,129	(11,410)	(356)	(109)	(192)	130	13,192

Coal	1,567	(1,354)	(44)	(14)	(4)	179	330

Base metals
Nickel and other products	4,667	(3,437)	(152)	(49)	(75)	—	954
Copper	2,204	(979)	(27)	(13)	—	—	1,185

	6,871	(4,416)	(179)	(62)	(75)	—	2,139

Others	400	(375)	(281)	(155)	(9)	97	(323)

Total of continuing operations	33,967	(17,555)	(860)	(340)	(280)	406	15,338

Discontinued operations (Fertilizers)	1,746	(1,606)	(102)	(12)	(25)	3	4

Total	35,713	(19,161)	(962)	(352)	(305)	409	15,342

	Year ended December 31, 2016
	Net operating revenue	Cost of goods sold and services rendered	Sales, administrative and other operating expenses	Research and evaluation	Pre operating and operational stoppage	Dividends received and interest from associates and joint ventures	Adjusted EBITDA
Ferrous minerals
Iron ore	15,784	(6,622)	(486)	(91)	(150)	10	8,445
Iron ore Pellets	3,827	(2,002)	(73)	(13)	(22)	103	1,820
Ferroalloys and manganese	302	(231)	(4)	—	(11)	—	56
Other ferrous products and services	438	(269)	(8)	(2)	(4)	—	155

	20,351	(9,124)	(571)	(106)	(187)	113	10,476

Coal	839	(872)	35	(15)	(41)	—	(54)

Base metals
Nickel and other products	4,472	(3,204)	(95)	(78)	(114)	4	985
Copper	1,667	(924)	(25)	(5)	—	—	713
Other base metals products	—	—	150	—	—	—	150

	6,139	(4,128)	30	(83)	(114)	4	1,848

Others	159	(259)	(157)	(116)	(1)	76	(298)

Total of continuing operations	27,488	(14,383)	(663)	(320)	(343)	193	11,972

Discontinued operations (Fertilizers)	1,875	(1,545)	(87)	(22)	(16)	4	209

Total	29,363	(15,928)	(750)	(342)	(359)	197	12,181

	Year ended December 31, 2015
	Net operating revenue	Cost of goods sold and services rendered	Sales, administrative and other operating expenses	Research and evaluation	Pre operating and operational stoppage	Dividends received and interest from associates and joint ventures	Adjusted EBITDA
Ferrous minerals
Iron ore	12,330	(7,604)	(398)	(121)	(124)	22	4,105
Iron ore Pellets	3,600	(2,121)	9	(4)	(24)	225	1,685
Ferroalloys and manganese	162	(175)	1	—	(19)	—	(31)
Other ferrous products and services	470	(341)	8	(3)	(2)	8	140

	16,562	(10,241)	(380)	(128)	(169)	255	5,899

Coal	526	(839)	(140)	(22)	(61)	28	(508)

Base metals
Nickel and other products	4,693	(3,393)	(154)	(103)	(411)	—	632
Copper	1,470	(903)	(32)	(8)	(1)	—	526
Other base metals products	—	—	230	—	—	—	230

	6,163	(4,296)	44	(111)	(412)	—	1,388

Others	133	(139)	(160)	(134)	—	35	(265)

Total of continuing operations	23,384	(15,515)	(636)	(395)	(642)	318	6,514

Discontinued operations (Fertilizers)	2,225	(1,469)	(37)	(82)	(70)	—	567

Total	25,609	(16,984)	(673)	(477)	(712)	318	7,081

Adjusted EBITDA is reconciled to net income (loss) as follows:

From Continuing operations

	Year ended December 31
	2017	2016	2015
Adjusted EBITDA from continuing operations	15,338	11,972	6,514

Depreciation, depletion and amortization	(3,708)	(3,487)	(3,719)
Dividends received and interest from associates and joint ventures	(406)	(193)	(318)
Impairment and other results on non-current assets	(294)	(1,240)	(8,708)

Operating income (loss)	10,930	7,052	(6,231)
Financial results, net	(3,019)	1,843	(10,654)
Equity results in associates and joint ventures	98	309	(445)
Impairment and other results in associates and joint ventures	(180)	(1,220)	(349)
Income taxes	(1,495)	(2,781)	5,249

Net income (loss) from continuing operations	6,334	5,203	(12,430)
Net income (loss) attributable to noncontrolling interests	21	(8)	(501)

Net income (loss) attributable to Vale’s stockholders	6,313	5,211	(11,929)

From Discontinued operations

	Year ended December 31
	2017	2016	2015
Adjusted EBITDA from discontinued operations	4	209	567

Depreciation, depletion and amortization	(1)	(347)	(310)
Dividends received and interest from associates and joint ventures	(3)	(4)	—
Impairment of non-current assets	(885)	(1,738)	(157)

Operating income (loss)	(885)	(1,880)	100
Financial results, net	(28)	20	(147)
Equity results in associates and joint ventures	(2)	3	6
Income taxes	102	630	(149)

Loss from discontinued operations	(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10

Loss attributable to Vale’s stockholders	(806)	(1,229)	(200)

b)Assets by segment

	Year ended December 31, 2017
	Product inventory	Investments in associates and joint ventures	Property, plant and equipment and intangible (i)	Additions to property, plant and equipment and intangible (ii)	Depreciation, depletion and amortization (iii)
Ferrous minerals	1,770	1,922	36,103	2,679	1,767
Coal	82	317	1,719	118	297
Base metals	1,009	13	23,603	1,010	1,614
Others	6	1,316	1,946	24	30

Total	2,867	3,568	63,371	3,831	3,708

	Year ended December 31, 2016
	Product inventory	Investments in associates and joint ventures	Property, plant and equipment and intangible (i)	Additions to property, plant and equipment and intangible (ii)	Depreciation, depletion and amortization (iii)
Ferrous minerals	1,134	1,808	34,834	3,246	1,618
Coal	126	285	1,907	612	191
Base metals	1,110	12	23,372	1,057	1,658
Others	3	1,591	2,177	36	20

Total	2,373	3,696	62,290	4,951	3,487

(i)  Goodwill is allocated mainly in ferrous minerals and base metals segments in the amount of US$2,157 and US$1,953 in December 31, 2017 and US$1,246 and US$1,835 in December 31, 2016, respectively.

(ii)  Includes only cash effect.

(iii)  Refers to amounts recognized in the income statement.

Schedule of Investment in associates and joint ventures, intangible, property, plant and equipment by geographical area and net operating revenue by geographic area

	December 31, 2017				December 31, 2016
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	2,993	6,231	33,782	43,006	3,172	4,720	34,509	42,401
Canada	—	2,118	10,967	13,085	—	2,002	10,267	12,269
Americas, except Brazil and Canada	200	—	427	627	185	—	30	215
Europe	—	—	394	394	—	—	639	639
Indonesia	—	—	2,787	2,787	—	—	2,972	2,972
Asia, except Indonesia	372	—	1,100	1,472	339	—	1,201	1,540
Australia	—	—	45	45	—	—	43	43
New Caledonia	—	—	2,965	2,965	—	—	3,087	3,087
Mozambique	—	143	1,532	1,675	—	149	1,715	1,864
Oman	—	1	868	869	—	—	956	956
Other regions	3	—	11	14	—	—	—	—

Total	3,568	8,493	54,878	66,939	3,696	6,871	55,419	65,986

d)Net operating revenue by geographic area

	Year ended December 31, 2017
	Ferrous minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	593	—	1,009	70	1,672
United States of America	355	—	872	83	1,310
Germany	1,097	—	292	—	1,389
Europe, except Germany	1,721	396	1,985	11	4,113
Middle East/Africa/Oceania	1,768	171	13	—	1,952
Japan	1,927	130	399	—	2,456
China	13,442	—	576	—	14,018
Asia, except Japan and China	1,332	711	1,539	—	3,582
Brazil	2,894	159	186	236	3,475

Net operating revenue	25,129	1,567	6,871	400	33,967

	Year ended December 31, 2016
	Ferrous minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	334	20	1,172	—	1,526
United States of America	232	—	749	24	1,005
Germany	1,077	—	302	—	1,379
Europe, except Germany	1,482	218	1,552	17	3,269
Middle East/Africa/Oceania	1,252	95	20	—	1,367
Japan	1,292	121	328	—	1,741
China	11,985	63	699	—	12,747
Asia, except Japan and China	912	305	1,173	—	2,390
Brazil	1,785	17	144	118	2,064

Net operating revenue	20,351	839	6,139	159	27,488

	Year ended December 31, 2015
	Ferrous minerals	Coal	Base metals	Others	Total
Americas, except United States and Brazil	359	18	1,122	—	1,499
United States of America	30	—	804	21	855
Germany	1,042	—	391	—	1,433
Europe, except Germany	1,464	102	1,530	—	3,096
Middle East/Africa/Oceania	1,009	97	84	—	1,190
Japan	1,512	74	373	—	1,959
China	8,400	44	651	—	9,095
Asia, except Japan and China	1,081	169	990	—	2,240
Brazil	1,665	22	218	112	2,017

Net operating revenue	16,562	526	6,163	133	23,384